UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 73.8%
Corporate — 2.6%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	$1,500	$1,576,515
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,400	3,714,704
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	4,998,472
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,730,774
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC), 6.25%, 10/01/12	6,470	6,622,239
		21,642,704
County/City/Special District/School District — 21.4%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,085,640
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,130,095
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,182,654
Series D, 5.00%, 10/01/33	8,350	9,440,426
City of New York New York, GO, Refunding:
Series 02-B (AMBAC), 7.00%, 2/01/18	70	70,377
Series E, 5.00%, 8/01/27	1,070	1,213,958
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,358,207
5.00%, 12/01/36	1,150	1,293,405
Dutchess County Resource Recovery Agency New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	1,700	1,714,042
Erie County Industrial Development Agency, RB:
City of Buffalo Project (AGM), 5.75%, 5/01/20	1,900	1,900,285
School District of Buffalo Project, Series A, 5.25%, 5/01/31	2,305	2,621,822

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Erie County Industrial Development Agency, RB (continued):
School District of Buffalo Project, Series A, 5.25%, 5/01/32	$1,000	$1,132,490
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	750	776,408
(AGM), 5.00%, 2/15/47	4,580	4,787,795
(NPFGC), 4.50%, 2/15/47	17,525	17,371,656
(NPFGC), 5.00%, 2/15/47	3,415	3,535,242
New York City Industrial Development Agency, RB, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	8,800	8,584,752
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.59%, 3/01/39 (b)	5,000	1,276,100
CAB, Yankee Stadium (AGC), 6.54%, 3/01/43 (b)	4,330	861,843
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,697,237
Yankee Stadium (AGC), 6.38%, 1/01/39	1,000	1,123,450
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,250	2,306,205
Yankee Stadium (NPFGC), 5.00%, 3/01/46	9,650	9,784,424
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,685,320
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,682,670
Future Tax Secured, Series C (NPFGC), 5.00%, 2/01/33	12,395	13,157,788
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/13 (c)	2,445	2,537,763
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	55	56,872
Series S-2 (AGM), 5.00%, 1/15/37	5,000	5,302,650
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	6,089,554
New York City Transitional Finance Authority, Refunding RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,749,912
Series A (NPFGC), 5.00%, 11/15/26	1,000	1,003,470
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,566,675
5.00%, 11/15/35	11,600	12,029,780

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC) (concluded):
5.00%, 11/15/44	$14,470	$14,972,109
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,838,668
4 World Trade Center Project, 5.75%, 11/15/51	3,460	3,927,481
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,900	4,166,175
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	630	670,232
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	11,200	12,188,512
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	557,220
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,348,728
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	754,508
Town of Huntington New York, GO, Refunding (AMBAC), 5.50%, 4/15/13	455	478,037
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	1,839,562
6.40%, 4/01/17	555	689,754
		176,541,953
Education — 11.0%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	5,725	6,164,794
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,771,767
5.00%, 7/01/35	2,675	2,825,522
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,063,050
New York City Industrial Development Agency, Refunding RB, Nightingale- Bamford School (AMBAC), 5.25%, 1/15/18	1,275	1,309,604
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,300,855

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	$1,000	$1,105,520
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A:
5.00%, 7/01/35	800	873,296
5.00%, 7/01/40	2,035	2,200,568
New York State Dormitory Authority, RB:
5.00%, 7/01/37	4,775	5,339,835
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,425,882
Fordham University, Series A, 5.00%, 7/01/28	325	365,381
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,758,739
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,123,140
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/28	565	589,679
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/29	585	607,195
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/30	610	628,599
Mount Sinai School of Medicine, 5.13%, 7/01/39	665	715,487
New School (AGM), 5.50%, 7/01/43	4,050	4,502,385
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,998,472
New York University, Series B, 5.00%, 7/01/34	1,000	1,101,000
New York University, Series C, 5.00%, 7/01/38	2,000	2,155,860
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,114,000
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	7,438,386
Rockefeller University, Series B, 4.00%, 7/01/38	3,085	3,189,180
State University Educational Facilities, Series A, 5.00%, 5/15/29	1,000	1,151,680
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,259,430

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
Schenectady County Capital Resource Corp, Refunding RB,:
5.00%, 7/01/32	$1,120	$1,267,784
4.25%, 7/01/33	865	891,642
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	568,985
5.25%, 7/01/36	860	951,994
Troy Industrial Development Authority, RB, Rensselaer Polytechnic Institute Project, Series E, 5.20%, 4/01/37	2,280	2,456,290
Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	4,750	4,902,380
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	500	513,825
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,736,872
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,299,575
		90,668,653
Health — 7.1%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	278,085
5.50%, 4/01/34	490	542,454
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	4,650	5,228,460
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,431,132
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	7,970	8,159,287
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,500	1,548,525
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,180,560
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,500	6,957,210
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	5,000	5,149,050
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,877,248

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York University Hospitals Center, Series A, 6.00%, 7/01/40	$1,100	$1,245,409
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	2,310,326
New York State Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,500	1,562,235
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	4,000	4,369,440
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	9,220	10,238,718
Saint Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	3,046,972
		59,125,111
Housing — 2.5%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	925	927,470
6.25%, 2/01/31	1,125	1,126,924
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	764,003
Series A-1-A, 5.45%, 11/01/46	1,335	1,352,982
Series C, 5.00%, 11/01/26	1,500	1,546,590
Series C, 5.05%, 11/01/36	2,000	2,046,980
Series H-1, 4.70%, 11/01/40	1,340	1,344,958
Series H-2-A, 5.20%, 11/01/35	840	858,152
Series H-2-A, 5.35%, 5/01/41	600	622,326
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	750	750,555
Series 133, 4.95%, 10/01/21	520	539,599
Series 143, 4.85%, 10/01/27	1,100	1,122,616
Series 143, 4.90%, 10/01/37	902	915,105
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,560,494
New York State HFA, RB, State Philips Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,515,195

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	$2,445	$2,501,944
		20,495,893
State — 5.0%
New York State, GO, Series E, 3.75%, 12/15/31	2,000	2,060,640
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	6,230	7,030,991
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,947,313
Mental Health Services Facilities, Series B, 5.25%, 2/15/14 (c)	1,570	1,703,199
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,322,686
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,030,893
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	588,709
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,672,815
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,885,189
New York State Urban Development Corp., RB:
Personal Income Tax, Series C-1 (NPFGC), 5.00%, 3/15/13 (c)	3,000	3,124,410
State Personal Income Tax, Series A, 3.50%, 3/15/28	1,500	1,527,510
State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/29	5,000	5,325,900
		41,220,255
Tobacco — 0.9%
Tobacco Settlement Financing Corp. New York, RB:
Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,255,200
Series B-1C, 5.50%, 6/01/22	1,900	2,001,479
		7,256,679
Transportation — 16.7%
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	4,300	4,495,091
Series A (NPFGC), 5.00%, 2/15/47	550	574,954

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	$3,200	$4,056,384
Transportation, Series A, 5.00%, 11/15/27	1,000	1,130,300
Transportation, Series D, 5.25%, 11/15/41	4,000	4,383,320
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	1,000	1,006,610
Series A (AGM), 5.00%, 11/15/32	1,015	1,036,630
Series A (NPFGC), 5.13%, 11/15/22	1,390	1,418,856
Series B, 5.00%, 11/15/34	1,500	1,658,460
Series C (AGM), 5.13%, 7/01/12 (c)	1,640	1,653,727
Transportation, Series D, 5.25%, 11/15/29	1,000	1,131,380
Transportation, Series F (NPFGC), 5.25%, 11/15/12 (c)	6,235	6,405,028
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction:
5.00%, 12/15/41	6,000	6,555,360
5.25%, 12/15/43	3,500	3,932,775
New York State Thruway Authority, RB, Series F (AMBAC), 5.00%, 1/01/30	6,000	6,476,880
New York State Thruway Authority, Refunding RB, Series G (AGM):
4.75%, 1/01/29	7,250	7,823,838
4.75%, 1/01/30	9,000	9,682,740
5.00%, 1/01/30	2,000	2,197,560
5.00%, 1/01/32	1,030	1,131,743
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	2,102,426
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,738,542
Port Authority of New York & New Jersey, RB:
124th Series, AMT (NPFGC), 5.00%, 8/01/36	500	501,410
163rd Series, 5.00%, 7/15/35	2,500	2,791,875
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 6.25%, 12/01/13	4,425	4,585,318
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 6.25%, 12/01/14	7,380	7,759,701
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 5.75%, 12/01/22	10,160	10,161,524

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, RB (concluded):
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 5.75%, 12/01/25	$3,500	$3,500,175
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,325,320
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	1,965	2,037,312
Triborough Bridge & Tunnel Authority, Refunding RB:
Series C, 5.00%, 11/15/38	2,000	2,202,260
Series E (NPFGC), 5.25%, 11/15/23	6,500	6,661,915
Series E (NPFGC), 5.00%, 11/15/32	19,675	20,061,810
		138,181,224
Utilities — 6.6%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC), 6.00%, 7/01/13	2,275	2,336,266
Long Island Power Authority, RB, Series A (AMBAC), 5.00%, 9/01/29	7,000	7,502,180
Long Island Power Authority, RB, General, Series A (AGM), 5.00%, 5/01/36	3,775	4,120,677
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,775,055
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,190,760
Series A (AGC), 5.75%, 4/01/39	1,015	1,164,987
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	2,000	2,196,100
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,133,970
Second General Resolution, Series FF, 5.00%, 6/15/31	1,500	1,700,955
Second General Resolution, Series GG, 5.00%, 6/15/39	1,000	1,089,220
Series D (AGM), 5.00%, 6/15/37	9,000	9,729,450
Series DD, 5.00%, 6/15/32	6,750	7,432,560
Series DD (AGM), 4.50%, 6/15/39	1,000	1,039,560
New York State Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	2,100	2,344,167

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York State Environmental Facilities Corp., Refunding RB (concluded):
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	$1,040	$1,190,550
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,552,515
		54,498,972
Total Municipal Bonds in New York		609,631,444

Guam — 0.7%
Transportation — 0.5%
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC):
5.25%, 10/01/21	2,240	2,243,562
5.25%, 10/01/22	2,050	2,052,931
		4,296,493
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,489,034
Total Municipal Bonds in Guam		5,785,527

Puerto Rico — 8.6%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,500	3,787,350
State — 5.2%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	2,000	2,265,280
Sub-Series C-7, 6.00%, 7/01/27	2,000	2,230,520
Sub-Series C-7, 6.00%, 7/01/28	4,775	5,297,767
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (NPFGC), 4.62%, 7/01/31 (b)	22,030	7,211,741
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/31	2,500	2,896,000
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (AMBAC) (b):
4.67%, 7/01/35	3,900	957,996
5.02%, 7/01/43	8,000	1,160,080
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	3,157,088

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	$2,000	$2,115,880
5.75%, 8/01/37	7,150	7,906,827
(AGM), 5.00%, 8/01/40	2,100	2,208,633
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.75%, 8/01/41 (b)	12,800	2,458,752
CAB, Series A (NPFGC), 5.96%, 8/01/43 (b)	4,000	682,480
Senior Series C, 5.25%, 8/01/40	2,035	2,226,697
		42,775,741
Transportation — 2.2%
Puerto Rico Highway & Transportation Authority, RB:
Series G (NPFGC), 5.25%, 7/01/13 (c)	655	692,819
Series G (NPFGC), 5.25%, 7/01/13 (c)	345	364,920
Series Y (AGM), 6.25%, 7/01/21	6,275	7,505,465
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	3,660	3,905,330
Series CC (AGM), 5.50%, 7/01/29	2,500	2,908,000
Series D, 5.75%, 7/01/12 (c)	3,000	3,027,600
		18,404,134
Utilities — 0.7%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,950	2,002,221
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	1,000	1,047,340
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	3,000	3,215,160
		6,264,721
Total Municipal Bonds in Puerto Rico		71,231,946

Total Municipal Bonds – 83.1%		686,648,917

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 28.8%
County/City/Special District/School District — 10.7%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,750	7,301,138
Sub-Series C-3 (AGC), 5.75%, 8/15/28	14,400	16,893,360

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB, Sub-Series D 1, 5.00%, 11/01/38	$4,125	$4,600,365
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	20,000	20,741,000
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,802,740
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	13,000	14,225,900
5.00%, 10/15/32	16,000	17,508,800
		88,073,303
Education — 2.3%
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	5,198	5,757,235
New York State Dormitory Authority, RB, New York University, Series A:
5.00%, 7/01/38	6,498	7,004,692
(AMBAC), 5.00%, 7/01/37	5,707	6,097,643
		18,859,570
State — 1.9%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	9,165,896
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	6,297	6,662,363
		15,828,259
Transportation — 11.0%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	9,739	10,991,303
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,340,033
New York Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	18,000	20,225,700
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,132,780
7 World Trade Center Project, 4.00%, 9/15/35	2,490	2,487,659
7 World Trade Center Project, 5.00%, 9/15/40	3,645	4,052,985
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	16,000	17,580,480
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	10,000	10,711,700

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	6

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB:
Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	$2,500	$2,683,900
Consolidated, 169th Series, 5.00%, 10/15/25	7,990	9,057,922
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	6,000	6,750,180
		91,014,642
Utilities — 2.9%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,847,082
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series B, AMT, 5.00%, 6/15/44	3,991	4,384,209
Second General Resolution, Series HH, 5.00%, 6/15/32	9,900	11,325,501
Series FF-2, 5.50%, 6/15/40	2,759	3,153,142
		23,709,934
Total Municipal Bonds in New York		237,485,708

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 28.8%		237,485,708
Total Long-Term Investments (Cost – $868,010,474) – 111.9%		924,134,625

Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (e)(f)	6,805,587	6,805,587
Total Short-Term Securities (Cost – $6,805,587) – 0.8%		6,805,587
Total Investments (Cost - $874,816,061*) – 112.7%		930,940,212
Other Assets Less Liabilities – 31.6%		260,526,354
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (14.3)%		(118,016,886)
VRDP Shares, at Redemption Value – (30.0)%		(247,700,000)
Net Assets Applicable to Common Shares – 100.0%		$825,749,680

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$757,310,815
Gross unrealized appreciation	$59,632,833
Gross unrealized depreciation	(3,963,802)
Net unrealized appreciation	$55,669,031

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income
BIF New York
Municipal
Money Fund	14,521,616	(7,716,029)	6,805,587	$132

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector subclassifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
672	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$88,893,000	$(1,300,652)

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	8

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$924,134,625	—	$924,134,625
Short-Term Securities	$6,805,587	—	—	6,805,587
Total	$6,805,587	$924,134,625	—	$930,940,212

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,300,652)	—	—	$(1,300,652)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$888,000	—	—	$888,000
Liabilities:
Bank overdraft	(20,641)	—	—	(20,641)
TOB trust certificates	—	$(117,960,366)	—	(117,960,366)
VRDP
Shares	—	(247,700,000)	—	(247,700,000)
Total	$867,359	$(365,660,366)	—	$(364,793,007)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: June 22, 2012